Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023
Current:
PRC	$ 175,611	$ 130,927	$ 97,594
Deferred:
PRC	(29,317)	(21,237)	(31,528)
Total provision for income taxes	$ 146,294	$ 109,690	$ 66,066